Allowance for expected credit losses - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
10pp increase in HPI
Allowance For Impairment Losses [Line Items]
ECL impact	£ (226)	£ (225)
10pp decrease in HPI
Allowance For Impairment Losses [Line Items]
ECL impact	366	370
1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	185	191
1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(165)	(177)
UK mortgages | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	35	26
UK mortgages | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(21)	(21)
Credit cards | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	39	41
Credit cards | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(39)	(41)
Other Retail | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	24	25
Other Retail | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	(24)	(25)
Commercial Banking | 1pp increase in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	87	99
Commercial Banking | 1pp decrease in unemployment
Allowance For Impairment Losses [Line Items]
ECL impact	£ (81)	£ (90)